Schedule of Investments (unaudited)	iShares® Emerging Markets Equity Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.3%
B3 SA - Brasil, Bolsa, Balcao	1,095,995	$2,961,517
Banco do Brasil SA	137,908	1,520,559
Centrais Eletricas Brasileiras SA	77,123	640,230
Cia. de Saneamento Basico do Estado de Sao Paulo	29,970	411,368
Cia. Energetica de Minas Gerais	68,477	216,197
Cia. Siderurgica Nacional SA	160,292	534,735
CPFL Energia SA	56,487	425,197
CSN Mineracao SA	949,787	1,381,635
Hypera SA	66,196	454,303
JBS SA	539,966	2,546,218
Neoenergia SA	176,747	695,562
Petroleo Brasileiro SA	305,977	2,343,603
Porto Seguro SA	32,290	183,688
Raia Drogasil SA	41,812	238,535
Sendas Distribuidora SA	69,689	183,070
Suzano SA	93,663	1,023,394
Tim SA	387,486	1,357,211
Vale SA	342,233	5,134,833
Vibra Energia SA	292,656	1,388,348
WEG SA	157,999	1,097,507
		24,737,710
Cayman Islands — 0.0%
MINISO Group Holding Ltd., NVS(a)	25,000	160,702

Chile — 0.4%
Banco de Chile	3,690,280	415,000
Cencosud SA	440,917	818,994
Colbun SA	1,446,197	228,831
Empresas CMPC SA	311,154	601,865
Empresas Copec SA	10,035	74,269
Quinenco SA	51,393	142,020
		2,280,979
China — 26.4%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	205,800	638,449
3SBio Inc.(b)	308,500	286,528
Agricultural Bank of China Ltd., Class A	1,619,900	829,611
Agricultural Bank of China Ltd., Class H	979,000	361,381
AIMA Technology Group Co. Ltd.	82,900	333,193
Akeso Inc.(b)(c)	311,000	1,984,585
Alibaba Group Holding Ltd.(c)	1,259,648	11,708,943
Anhui Guangxin Agrochemical Co. Ltd.	81,360	186,716
Anhui Gujing Distillery Co. Ltd., Class A	11,600	419,320
Anhui Jinhe Industrial Co. Ltd.	27,400	77,768
ANTA Sports Products Ltd.	117,800	1,229,375
Autohome Inc., ADR	12,584	343,669
AVIC Industry-Finance Holdings Co. Ltd., Class A	678,800	310,425
Baidu Inc.(c)	186,800	2,771,945
Bank of Chengdu Co. Ltd., Class A	41,000	64,891
Bank of China Ltd., Class A	643,000	358,972
Bank of China Ltd., Class H	9,095,000	3,332,309
Bank of Communications Co. Ltd., Class H	1,155,000	680,789
Beijing Tongrentang Co. Ltd., Class A	46,000	342,128
Biem.L.Fdlkk Garment Co. Ltd.	53,900	252,197
Bosideng International Holdings Ltd.	2,700,000	1,132,190
BYD Co. Ltd., Class A	11,900	331,224
BYD Co. Ltd., Class H	55,000	1,478,213
C&S Paper Co. Ltd., Class A	45,200	67,926
Caida Securities Co. Ltd.	233,500	253,109
China CITIC Bank Corp. Ltd., Class A	637,300	480,446
Security	Shares	Value

China (continued)
China Coal Energy Co. Ltd.	66,200	$86,390
China Coal Energy Co. Ltd., Class H	813,000	688,402
China Construction Bank Corp., Class H	9,823,000	5,679,594
China Galaxy Securities Co. Ltd., Class H	1,627,500	870,738
China Hongqiao Group Ltd.	243,500	198,291
China International Capital Corp. Ltd., Class H(b)	504,400	796,729
China Life Insurance Co. Ltd., Class H	268,000	363,003
China Medical System Holdings Ltd.	390,000	749,143
China Merchants Bank Co. Ltd., Class H	495,000	1,727,558
China Merchants Securities Co. Ltd., Class H(b)	410,800	336,047
China National Software & Service Co. Ltd., Class A	78,220	376,925
China Overseas Property Holdings Ltd.	460,000	374,902
China Pacific Insurance Group Co. Ltd., Class H	38,800	81,941
China Petroleum & Chemical Corp., Class A	560,700	428,479
China Petroleum & Chemical Corp., Class H	2,364,000	1,213,283
China Railway Group Ltd., Class H	361,000	158,447
China Resources Beer Holdings Co. Ltd.	194,000	874,534
China Resources Land Ltd.	120,000	439,343
China Resources Mixc Lifestyle Services Ltd.(b)	44,600	168,605
China Resources Pharmaceutical Group Ltd.(b)	1,008,000	628,328
China Resources Power Holdings Co. Ltd.	238,000	458,901
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	56,500	384,093
China Shenhua Energy Co. Ltd., Class A	174,500	768,400
China Shenhua Energy Co. Ltd., Class H	227,500	742,998
China World Trade Center Co. Ltd.	40,300	114,888
Chongqing Changan Automobile Co. Ltd., Class A	201,700	574,755
Chongqing Rural Commercial Bank Co. Ltd., Class H	710,000	262,595
Chow Tai Fook Jewellery Group Ltd.(a)	400,200	581,012
CITIC Ltd.	68,000	63,974
CITIC Securities Co. Ltd., Class A	63,300	189,847
CMOC Group Ltd., Class H	486,000	277,711
CNPC Capital Co. Ltd., NVS	63,600	51,190
COFCO Capital Holdings Co. Ltd.	149,300	142,105
COSCO Shipping Holdings Co. Ltd., Class H	495,500	456,508
CSC Financial Co. Ltd., Class A	147,600	532,296
CSC Financial Co. Ltd., Class H(b)	626,500	587,751
Daqo New Energy Corp., ADR(a)(c)	10,044	237,641
DaShenLin Pharmaceutical Group Co. Ltd., Class A	71,620	260,637
Dong-E-E-Jiao Co. Ltd., Class A	20,100	141,454
East Buy Holding Ltd.(b)(c)	67,500	250,516
Eastern Air Logistics Co. Ltd.	121,500	227,734
Ecovacs Robotics Co. Ltd., Class A	55,200	330,595
Focus Media Information Technology Co. Ltd., Class A	361,900	331,015
G-Bits Network Technology Xiamen Co. Ltd., Class A	7,200	258,287
GD Power Development Co. Ltd., Class A	1,192,200	658,732
GF Securities Co. Ltd., Class H	402,400	503,313
Giant Biogene Holding Co. Ltd.(b)(c)	161,000	738,020
Great Wall Motor Co. Ltd., Class H	344,000	495,707
Gree Electric Appliances Inc. of Zhuhai, Class A	45,900	211,338
Gree Real Estate Co. Ltd.(c)	67,100	73,803
Greentown China Holdings Ltd.	206,000	219,134
Guangdong Zhongsheng Pharmaceutical Co. Ltd.	71,900	181,909
Guosen Securities Co. Ltd., Class A	97,800	129,934
Guosheng Financial Holding Inc.(c)	89,200	116,595
H World Group Ltd.(c)	171,900	616,772
Hainan Haide Capital Management Co. Ltd.	120,790	188,721
Hangzhou Binjiang Real Estate Group Co. Ltd.	292,500	315,585
Hangzhou Robam Appliances Co. Ltd., Class A	20,900	67,840
Heilongjiang Agriculture Co. Ltd., Class A	170,800	301,895
Hengdian Group DMEGC Magnetics Co. Ltd.	82,700	156,651
Hisense Home Appliances Group Co. Ltd.	81,000	249,046

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Holly Futures Co. Ltd.	42,800	$80,571
Hopson Development Holdings Ltd.(c)	869,168	497,380
Huatai Securities Co. Ltd., Class H(b)	187,000	233,896
Hundsun Technologies Inc., Class A	47,600	199,989
Industrial & Commercial Bank of China Ltd., Class H	8,041,000	3,826,128
Inner Mongolia Dazhong Mining Co. Ltd.	83,300	122,278
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	128,820	113,362
JD Health International Inc.(b)(c)	141,500	672,707
JD.com Inc.	166,750	2,274,486
Jiangsu Expressway Co. Ltd., Class H	82,000	73,632
Jiangsu King’s Luck Brewery JSC Ltd., Class A	90,300	679,951
Jiangsu Phoenix Publishing & Media Corp. Ltd.	216,300	304,603
Jiangxi Copper Co. Ltd., Class H	126,000	178,633
Jinneng Holding Shanxi Coal Industry Co. Ltd.	149,100	275,163
JiuGui Liquor Co. Ltd., Class A	29,000	290,131
Jizhong Energy Resources Co. Ltd.	321,100	313,979
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	174,700	309,299
Jointown Pharmaceutical Group Co. Ltd., Class A	147,440	154,947
Joyoung Co. Ltd., Class A	65,700	124,038
JOYY Inc., ADR	6,059	232,726
Kanzhun Ltd., ADR(c)	31,089	513,901
KE Holdings Inc., ADR	40,245	641,103
Kehua Data Co. Ltd.	13,500	52,974
Kingboard Holdings Ltd.	212,000	510,378
Kingboard Laminates Holdings Ltd.	1,243,000	1,082,648
KingClean Electric Co. Ltd.	35,300	113,372
Kingnet Network Co. Ltd.	205,200	335,388
Kuaishou Technology(b)(c)	210,400	1,551,353
Kunlun Energy Co. Ltd.	652,000	602,479
Kweichow Moutai Co. Ltd., Class A	4,500	1,127,983
Legend Holdings Corp., Class H(a)(b)	157,900	135,894
Lenovo Group Ltd.	1,132,000	1,397,021
Li Auto Inc.(c)	97,100	1,795,365
Li Ning Co. Ltd.	77,500	215,667
Lufax Holding Ltd., ADR	117,736	99,946
Meihua Holdings Group Co. Ltd.	284,700	380,102
Meituan, Class B(b)(c)	454,720	5,264,065
Metallurgical Corp. of China Ltd., Class H	2,919,000	553,424
NetEase Inc.	183,900	4,148,482
New Oriental Education & Technology Group Inc.(c)	80,600	655,550
Newland Digital Technology Co. Ltd., Class A	92,300	228,361
Nongfu Spring Co. Ltd., Class H(b)	350,200	1,997,463
Northeast Securities Co. Ltd., Class A	222,700	227,052
Opple Lighting Co. Ltd.	50,500	129,558
Orient Overseas International Ltd.	124,500	1,496,945
Orient Securities Co. Ltd.(b)	1,340,000	593,378
People.cn Co. Ltd.	11,700	55,601
People’s Insurance Co. Group of China Ltd. (The), Class H	1,278,000	413,982
Perfect World Co. Ltd., Class A	177,900	313,836
PetroChina Co. Ltd., Class A	1,999,600	2,005,441
PetroChina Co. Ltd., Class H	360,000	235,575
PICC Property & Casualty Co. Ltd., Class H	407,000	472,789
Pinduoduo Inc., ADR(c)	65,964	9,725,732
Ping An Insurance Group Co. of China Ltd., Class H	539,500	2,474,498
Pingdingshan Tianan Coal Mining Co. Ltd.	53,700	88,226
Postal Savings Bank of China Co. Ltd., Class H(b)	2,572,000	1,140,990
Qifu Technology Inc.	44,326	687,940
Radiance Holdings Group Co. Ltd.(a)(c)	306,000	137,109
Sanquan Food Co. Ltd., Class A	83,000	167,268
Sealand Securities Co. Ltd., Class A	306,500	156,081
Security	Shares	Value

China (continued)
Shaanxi Coal Industry Co. Ltd., Class A	118,100	$321,768
Shaanxi Energy Investment Co. Ltd., NVS	236,800	285,970
Shan Xi Hua Yang Group New Energy Co. Ltd.	57,900	72,018
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	101,629	255,451
Shandong Jinjing Science & Technology Co. Ltd.	62,600	60,556
Shandong Publishing & Media Co. Ltd.	134,500	169,746
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	323,600	307,168
Shanghai Baosight Software Co. Ltd., Class B	318,228	599,070
Shanghai Flyco Electrical Appliance Co. Ltd.	14,000	107,068
Shanghai International Port Group Co. Ltd., Class A	147,581	103,841
Shanghai M&G Stationery Inc., Class A	13,900	77,261
Shanghai Stonehill Technology Co. Ltd., Class A	312,300	139,412
Shanghai Wanye Enterprises Co. Ltd.	59,700	144,072
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	239,400	732,341
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	6,000	200,419
Shenwan Hongyuan Group Co. Ltd., Class A	606,800	382,757
Shenzhen CECport Technologies Co. Ltd., NVS	23,900	71,799
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	55,600	261,144
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	120,760	424,805
Sino Biopharmaceutical Ltd.	1,087,000	533,204
Sinopec Shanghai Petrochemical Co. Ltd., Class H(a)(c)	1,618,000	231,821
Sinosoft Co. Ltd.	56,200	245,196
Sinotrans Ltd., Class H	2,412,000	879,987
Sinotruk Hong Kong Ltd.	380,500	789,323
Skshu Paint Co. Ltd., Class A(c)	5,620	42,495
Sun Art Retail Group Ltd.	549,000	93,469
TAL Education Group, ADR(c)	93,726	1,174,387
Tencent Holdings Ltd.	465,300	19,384,001
Tianqi Lithium Corp.(a)	10,400	50,833
Tingyi Cayman Islands Holding Corp.	958,000	1,205,692
Topsports International Holdings Ltd.(b)	394,000	320,215
Trip.com Group Ltd.(c)	38,700	1,359,278
Tsingtao Brewery Co. Ltd., Class H	82,000	541,847
Uni-President China Holdings Ltd.	446,000	285,264
Vipshop Holdings Ltd., ADR(c)	31,088	498,341
Want Want China Holdings Ltd.	1,607,000	940,986
Weichai Power Co. Ltd., Class H	286,000	526,246
Xiamen Xiangyu Co. Ltd.	214,400	198,612
Yadea Group Holdings Ltd.(b)	372,000	699,523
Yankuang Energy Group Co. Ltd., Class A	93,750	269,531
Yankuang Energy Group Co. Ltd., Class H	489,000	908,401
Yifeng Pharmacy Chain Co. Ltd., Class A	15,180	80,959
Yixintang Pharmaceutical Group Co. Ltd., Class A	62,600	223,729
Yongan Futures Co. Ltd.	64,000	145,984
Yutong Bus Co. Ltd., Class A	153,100	288,403
Zangge Mining Co. Ltd.	19,600	65,596
Zhejiang Publishing & Media Co. Ltd.	160,800	177,313
Zhejiang Semir Garment Co. Ltd., Class A	164,800	141,702
Zhongshan Broad Ocean Motor Co. Ltd.	201,000	143,177
Zijin Mining Group Co. Ltd., Class H	116,000	183,700
ZTE Corp., Class H	47,800	104,201
		152,281,783
Colombia — 0.2%
Bancolombia SA	18,795	148,456
Interconexion Electrica SA ESP	180,294	680,617
		829,073
Czech Republic — 0.5%
CEZ AS	26,669	1,179,772

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Czech Republic (continued)
Komercni Banka AS	57,261	$1,774,278
		2,954,050
Egypt — 0.2%
Eastern Co. SAE	1,973,210	1,026,217

Greece — 0.5%
Hellenic Telecommunications Organization SA	84,748	1,244,129
JUMBO SA	6,905	180,687
National Bank of Greece SA(c)	96,965	664,593
OPAP SA	64,415	1,030,083
		3,119,492
Hong Kong — 0.3%
BOC Hong Kong Holdings Ltd.	568,500	1,520,009
Simcere Pharmaceutical Group Ltd.(b)	403,000	379,637
		1,899,646
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	72,652	578,469
OTP Bank Nyrt	13,946	580,292
Richter Gedeon Nyrt	3,034	76,469
		1,235,230
India — 18.5%
3M India Ltd.	2,609	971,027
ABB India Ltd.	28,097	1,490,325
ACC Ltd.	26,409	594,603
Adani Enterprises Ltd.	46,105	1,306,304
AIA Engineering Ltd.	30,084	1,297,313
Ambuja Cements Ltd.	109,106	575,449
Apollo Hospitals Enterprise Ltd.	12,774	847,422
Asian Paints Ltd.	31,785	1,189,155
Bajaj Auto Ltd.	18,322	1,340,641
Bajaj Finance Ltd.	15,667	1,339,308
Bharat Electronics Ltd.	1,213,451	2,126,765
Bharti Airtel Ltd.	154,100	1,877,986
Britannia Industries Ltd.	1,897	110,296
CG Power and Industrial Solutions Ltd.	39,268	211,748
Cholamandalam Investment and Finance Co. Ltd.	13,006	174,580
Coal India Ltd.	322,485	1,325,663
Colgate-Palmolive India Ltd.	26,400	696,289
CRISIL Ltd.	18,743	961,829
Cummins India Ltd.	27,524	630,399
Dr. Reddy’s Laboratories Ltd.	8,138	565,424
Emami Ltd.	132,184	802,278
GAIL India Ltd.	341,714	540,895
General Insurance Corp. of India(b)	64,087	246,091
GlaxoSmithKline Pharmaceuticals Ltd.	22,915	455,042
Godrej Properties Ltd.(c)	18,761	422,582
Gujarat Fluorochemicals Ltd.	12,818	438,260
Havells India Ltd.	74,495	1,164,870
HCL Technologies Ltd.	125,459	2,021,594
HDFC Bank Ltd.	319,194	5,984,056
Hero MotoCorp Ltd.	35,382	1,622,340
Hindalco Industries Ltd.	189,712	1,176,523
Hindustan Aeronautics Ltd., NVS	51,304	1,466,390
Hindustan Petroleum Corp. Ltd.(c)	71,966	300,319
Hindustan Unilever Ltd.	1,903	58,108
ICICI Bank Ltd.	419,877	4,689,072
Indian Oil Corp. Ltd.	388,458	521,516
Indian Railway Finance Corp. Ltd.(b)	1,217,406	1,090,217
Indraprastha Gas Ltd.	101,074	472,255
Indus Towers Ltd.(c)	181,551	401,620
Info Edge India Ltd.	5,241	290,313
Security	Shares	Value

India (continued)
Infosys Ltd.	404,783	$7,075,225
InterGlobe Aviation Ltd.(b)(c)	23,659	768,192
Jindal Steel & Power Ltd.	13,725	110,787
JSW Energy Ltd.	79,935	391,943
JSW Steel Ltd.	8,005	77,048
Kalyan Jewellers India Ltd.	141,099	551,041
Kotak Mahindra Bank Ltd.	58,098	1,224,797
KPIT Technologies Ltd.	17,406	313,538
L&T Technology Services Ltd.(b)	13,803	790,694
Larsen & Toubro Ltd.	62,444	2,331,072
Life Insurance Corp. of India	30,271	246,696
Macrotech Developers Ltd.	16,756	177,575
Mahindra & Mahindra Ltd.	82,080	1,623,625
Marico Ltd.	30,691	198,341
Max Healthcare Institute Ltd.	7,648	58,270
Mazagon Dock Shipbuilders Ltd.	12,824	310,167
Mphasis Ltd.	36,046	1,019,969
Muthoot Finance Ltd.	25,484	453,565
Nestle India Ltd.	5,401	1,569,432
NHPC Ltd., NVS	3,451,071	2,253,811
NMDC Ltd.	207,315	451,927
NTPC Ltd.	171,146	536,752
Oil & Natural Gas Corp. Ltd.	234,039	546,907
Oil India Ltd.	257,136	941,707
Oracle Financial Services Software Ltd.	11,634	560,278
Page Industries Ltd.	1,165	520,961
Persistent Systems Ltd.	2,507	192,654
Pidilite Industries Ltd.	2,879	88,100
Polycab India Ltd.	2,667	168,663
Power Finance Corp. Ltd.	1,252,365	5,033,920
Power Grid Corp. of India Ltd.	437,712	1,097,803
Procter & Gamble Hygiene & Health Care Ltd.	710	146,778
REC Ltd.	756,540	3,164,502
Reliance Industries Ltd.	186,899	5,334,477
SBI Cards & Payment Services Ltd.	20,903	185,441
SBI Life Insurance Co. Ltd.(b)	32,507	560,332
Schaeffler India Ltd.	4,625	157,686
Solar Industries India Ltd.	3,093	233,483
SRF Ltd.	19,884	565,140
Sun Pharmaceutical Industries Ltd.	30,689	451,810
Supreme Industries Ltd.	12,741	677,889
Tata Consultancy Services Ltd.	153,925	6,449,613
Tata Elxsi Ltd.	9,268	918,538
Tata Motors Ltd., Class A	344,974	1,979,848
Tata Steel Ltd.	958,594	1,473,126
Tech Mahindra Ltd.	63,751	934,586
Tube Investments of India Ltd.	47,015	1,901,340
Union Bank of India	155,855	201,763
Varun Beverages Ltd.	78,844	1,046,738
Vedant Fashions Ltd.	64,595	1,062,122
Vedanta Ltd.	20,157	56,514
Wipro Ltd.	499,882	2,475,576
WNS Holdings Ltd.(a)(c)	15,648	930,743
		106,390,372
Indonesia — 2.1%
Adaro Energy Indonesia Tbk PT	3,559,300	601,766
Aneka Tambang Tbk	439,800	49,376
Avia Avian Tbk PT	1,455,400	45,604
Bank Central Asia Tbk PT	5,522,400	3,196,273
Bank CIMB Niaga Tbk PT	3,013,800	331,304
Bank Mandiri Persero Tbk PT	2,392,800	902,255
Bank Negara Indonesia Persero Tbk PT	806,600	274,436

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	2,545,100	$866,159
Bukit Asam Tbk PT	2,706,900	422,353
GoTo Gojek Tokopedia Tbk PT(c)	33,300,300	208,548
Hanjaya Mandala Sampoerna Tbk PT	11,597,300	714,083
Indo Tambangraya Megah Tbk PT	629,800	997,367
Kalbe Farma Tbk PT	698,700	72,836
Pertamina Geothermal Energy PT(b)	6,528,200	444,052
Perusahaan Gas Negara Tbk PT	2,157,500	155,213
Sumber Alfaria Trijaya Tbk PT	7,731,900	1,430,726
Telkom Indonesia Persero Tbk PT	2,729,500	663,694
Unilever Indonesia Tbk PT	1,046,200	246,258
United Tractors Tbk PT	131,200	185,303
		11,807,606
Kuwait — 0.2%
National Bank of Kuwait SAKP	426,687	1,222,751

Malaysia — 1.0%
Axiata Group Bhd	256,300	124,337
Fraser & Neave Holdings Bhd	60,000	362,614
Genting Bhd	324,000	325,590
Hong Leong Bank Bhd	171,500	699,264
Hong Leong Financial Group Bhd	104,300	360,389
IJM Corp. Bhd	147,500	57,361
Malaysia Airports Holdings Bhd	49,900	76,955
Petronas Chemicals Group Bhd	64,800	100,542
Petronas Dagangan Bhd	43,300	207,230
Petronas Gas Bhd	91,400	330,723
Public Bank Bhd	975,900	894,550
Sime Darby Bhd	830,900	440,752
Telekom Malaysia Bhd	126,200	142,768
Westports Holdings Bhd	232,900	174,820
YTL Corp. Bhd	3,778,800	1,257,323
YTL Power International Bhd	506,000	257,509
		5,812,727
Mexico — 2.6%
America Movil SAB de CV	1,827,589	1,653,074
Banco del Bajio SA(b)	659,476	2,091,369
Cemex SAB de CV(a)(c)	119,671	826,927
Coca-Cola Femsa SAB de CV	99,270	834,351
Fomento Economico Mexicano SAB de CV	158,409	2,014,531
Gruma SAB de CV, Class B	64,335	1,192,282
Grupo Aeroportuario del Pacifico SAB de CV, Class B	109,366	1,665,882
Grupo Comercial Chedraui SA de CV	144,246	848,027
Grupo Financiero Banorte SAB de CV, Class O	140,000	1,301,863
Grupo Mexico SAB de CV, Series B	138,078	632,892
Wal-Mart de Mexico SAB de CV	484,865	1,900,824
		14,962,022
Netherlands — 0.0%
NEPI Rockcastle NV	24,840	152,851

Philippines — 0.6%
Bank of the Philippine Islands	690,198	1,285,765
BDO Unibank Inc.	23,400	56,334
DMCI Holdings Inc.	1,826,300	302,637
International Container Terminal Services Inc.	52,430	204,050
Manila Electric Co.	124,610	807,686
Metropolitan Bank & Trust Co.	54,950	49,464
PLDT Inc.	20,355	470,279
Semirara Mining & Power Corp., Class A	851,900	444,450
		3,620,665
Poland — 1.3%
Bank Millennium SA(c)	114,409	227,033
Security	Shares	Value

Poland (continued)
Bank Polska Kasa Opieki SA	12,644	$444,213
Budimex SA	17,277	2,394,444
KGHM Polska Miedz SA	8,810	253,868
LPP SA	463	1,721,973
mBank SA(a)(c)	3,749	528,364
Orange Polska SA	509,094	1,021,902
PGE Polska Grupa Energetyczna SA(c)	150,157	315,372
Powszechna Kasa Oszczednosci Bank Polski SA(c)	21,722	258,398
		7,165,567
Qatar — 1.0%
Ezdan Holding Group QSC(c)	459,888	110,420
Industries Qatar QSC	567,389	1,946,771
Mesaieed Petrochemical Holding Co.	1,377,731	635,547
Ooredoo QPSC	628,974	1,775,184
Qatar Islamic Bank SAQ	28,264	147,293
Qatar National Bank QPSC	319,591	1,376,709
		5,991,924
Russia — 0.0%
Inter RAO UES PJSC(d)	41,455,000	4,607
PhosAgro PJSC(c)(d)	51,000	6
PhosAgro PJSC, New(d)	986	10
TCS Group Holding PLC, GDR(c)(d)(e)	135,475	15
United Co. RUSAL International PJSC(c)(d)	3,441,260	382
		5,020
Saudi Arabia — 2.6%
Al Rajhi Bank	106,522	2,171,304
Alinma Bank	65,635	626,698
Arab National Bank	70,112	448,657
Arabian Internet & Communications Services Co.	709	58,870
Bank AlBilad	21,702	221,311
Banque Saudi Fransi	43,566	434,714
Dar Al Arkan Real Estate Development Co.(c)	79,175	314,690
Dr Sulaiman Al Habib Medical Services Group Co.	23,140	1,734,583
Elm Co.	12,249	2,433,513
Etihad Etisalat Co.	43,102	530,804
Nahdi Medical Co.	43,209	1,563,390
Riyad Bank	160,961	1,146,314
Riyadh Cables Group Co.	41,317	866,950
SABIC Agri-Nutrients Co.	41,760	1,532,651
Sahara International Petrochemical Co.	22,945	198,274
Saudi Arabian Mining Co.(c)	25,347	269,376
Saudi Aramco Base Oil Co.	8,081	295,493
Saudi Electricity Co.	48,777	234,921
Saudi Telecom Co.	10,923	112,106
		15,194,619
South Africa — 2.1%
African Rainbow Minerals Ltd.	39,668	382,387
Anglo American Platinum Ltd.	40,713	1,723,976
Bidvest Group Ltd. (The)	35,252	440,892
Clicks Group Ltd.	42,397	663,778
Exxaro Resources Ltd.	75,995	758,061
FirstRand Ltd.	21,054	75,312
Foschini Group Ltd. (The)	18,336	106,521
Gold Fields Ltd.	35,242	540,027
Impala Platinum Holdings Ltd.	194,691	791,655
MTN Group Ltd.	240,974	1,316,466
MultiChoice Group(c)	234,734	842,496
Naspers Ltd., Class N	1,452	267,776
Nedbank Group Ltd.	11,771	133,500
Northam Platinum Holdings Ltd.	93,668	604,504
Sasol Ltd.	42,746	472,227

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Sibanye Stillwater Ltd.	228,200	$251,124
Standard Bank Group Ltd.	92,326	980,599
Woolworths Holdings Ltd.	493,577	1,767,334
		12,118,635
South Korea — 13.3%
Celltrion Healthcare Co. Ltd.	3,625	208,932
Celltrion Inc.	4,607	580,253
CJ CheilJedang Corp.	252	60,274
CJ Corp.	12,621	896,430
Coway Co. Ltd.(a)	27,797	1,070,267
Daewoo Engineering & Construction Co. Ltd.(c)	17,012	61,126
DB HiTek Co. Ltd.	22,380	1,072,694
DB Insurance Co. Ltd.	18,871	1,217,584
DL Holdings Co. Ltd.	17,761	658,066
Doosan Bobcat Inc.	18,702	658,134
Ecopro BM Co. Ltd.	373	78,977
Ecopro Co. Ltd.	887	511,696
E-MART Inc.	5,655	331,277
F&F Co. Ltd./New	5,506	365,224
Hana Financial Group Inc.	71,760	2,308,988
Hanmi Science Co. Ltd.(a)	13,233	366,271
Hanmi Semiconductor Co. Ltd.	7,080	347,443
Hanwha Aerospace Co. Ltd.	7,237	707,787
HMM Co. Ltd.	3,702	44,343
Hyosung TNC Corp.	586	172,747
Hyundai Engineering & Construction Co. Ltd.	4,288	118,864
Hyundai Glovis Co. Ltd.	2,913	390,928
Hyundai Marine & Fire Insurance Co. Ltd.	17,839	429,418
Hyundai Mobis Co. Ltd.	2,411	426,410
Hyundai Motor Co.	13,456	1,915,922
Hyundai Rotem Co. Ltd.(c)	6,439	132,470
KB Financial Group Inc.	68,044	2,751,214
KCC Corp.	5,153	828,530
KEPCO Engineering & Construction Co. Inc.	1,635	77,501
Kia Corp.	42,794	2,843,153
Korea Aerospace Industries Ltd.	4,811	172,878
Korea Investment Holdings Co. Ltd.	20,315	939,433
Krafton Inc.(c)	767	126,074
KT Corp.	36,349	944,313
KT&G Corp.	14,473	986,595
Kum Yang Co. Ltd.(c)	1,022	101,098
Kumho Petrochemical Co. Ltd.	2,580	254,764
LG Chem Ltd.	3,007	1,163,303
LG Display Co. Ltd.(c)	28,143	272,360
LG Electronics Inc.	13,123	1,040,533
LG Energy Solution(c)	1,613	565,358
LG H&H Co. Ltd.	794	205,122
LG Innotek Co. Ltd.	3,480	640,359
LG Uplus Corp.	66,799	542,590
LS Corp.	4,560	298,279
Meritz Financial Group Inc.	27,143	1,163,830
NAVER Corp.	7,290	1,171,823
NCSoft Corp.	4,132	836,669
Orion Corp.	6,967	629,977
Pearl Abyss Corp.(c)	8,702	253,115
POSCO Holdings Inc.	7,632	2,850,136
Posco International Corp.	4,496	198,654
Samsung Biologics Co. Ltd.(b)(c)	2,047	1,145,094
Samsung C&T Corp.	805	74,226
Samsung Card Co. Ltd.	22,603	577,130
Samsung Electro-Mechanics Co. Ltd.	8,752	986,238
Samsung Electronics Co. Ltd.	445,441	25,117,398
Security	Shares	Value

South Korea (continued)
Samsung Engineering Co. Ltd.(c)	21,196	$413,272
Samsung Fire & Marine Insurance Co. Ltd.	6,245	1,255,202
Samsung SDI Co. Ltd.	2,218	807,632
Samsung SDS Co. Ltd.	5,500	715,176
Samsung Securities Co. Ltd.	19,601	594,221
SD Biosensor Inc.	61,917	542,704
Seegene Inc.	62,465	1,034,913
Shinhan Financial Group Co. Ltd.	79,684	2,273,060
SK Hynix Inc.	14,699	1,525,190
SK Innovation Co. Ltd.(c)	1,098	121,554
SK Telecom Co. Ltd.	12,891	521,092
Wemade Co. Ltd.	2,158	89,432
Woori Financial Group Inc.	175,511	1,769,289
		76,553,009
Taiwan — 15.8%
Accton Technology Corp.	91,000	1,548,266
Acer Inc.	712,000	803,173
Advantech Co. Ltd.	59,291	669,832
ASE Technology Holding Co. Ltd.	208,000	849,393
Asia Vital Components Co. Ltd.	16,000	157,032
Asustek Computer Inc.	16,000	201,738
AUO Corp.	1,594,800	836,936
Cathay Financial Holding Co. Ltd.	1,450,000	2,158,077
Chicony Electronics Co. Ltd.	47,000	239,800
China Airlines Ltd.	185,000	125,030
China Development Financial Holding Corp.(c)	908,000	369,041
Chunghwa Telecom Co. Ltd.	115,000	439,658
Compal Electronics Inc.	72,000	71,223
CTBC Financial Holding Co. Ltd.	2,000,000	1,750,488
Delta Electronics Inc.	145,000	1,466,574
Far EasTone Telecommunications Co. Ltd.	283,000	750,676
Feng TAY Enterprise Co. Ltd.	70,880	416,998
Formosa Sumco Technology Corp.	93,000	487,493
Fubon Financial Holding Co. Ltd.	1,578,950	3,254,040
Giant Manufacturing Co. Ltd.	16,000	97,227
Gigabyte Technology Co. Ltd.	122,000	971,716
Global Unichip Corp.	36,000	1,895,651
Hon Hai Precision Industry Co. Ltd.	825,000	2,679,664
Inventec Corp.	220,000	298,229
King Slide Works Co. Ltd.	24,000	670,630
Kinsus Interconnect Technology Corp.	22,000	69,689
Largan Precision Co. Ltd.	2,000	152,806
Lite-On Technology Corp.	469,718	1,651,176
MediaTek Inc.	147,000	4,439,326
Mega Financial Holding Co. Ltd.	175,480	221,792
Micro-Star International Co. Ltd.	190,000	1,115,448
momo.com Inc.	16,380	271,416
Nan Ya Plastics Corp.	224,000	487,791
Nan Ya Printed Circuit Board Corp.	45,000	356,992
Nien Made Enterprise Co. Ltd.	26,000	282,800
Novatek Microelectronics Corp.	171,000	2,793,193
Pou Chen Corp.	460,000	454,184
President Chain Store Corp.	111,000	956,800
Quanta Computer Inc.	178,000	1,152,221
Realtek Semiconductor Corp.	184,000	2,645,729
Ruentex Industries Ltd.	536,000	1,080,389
Shanghai Commercial & Savings Bank Ltd. (The)	781,000	1,125,775
SinoPac Financial Holdings Co. Ltd.	2,256,840	1,364,466
Synnex Technology International Corp.	36,000	79,212
Taiwan Cooperative Financial Holding Co. Ltd.	1,455,550	1,253,744
Taiwan Semiconductor Manufacturing Co. Ltd.	1,908,000	34,901,363
Unimicron Technology Corp.	90,000	510,256

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Uni-President Enterprises Corp.	893,000	$2,084,573
United Microelectronics Corp.	1,573,000	2,459,795
Voltronic Power Technology Corp.	17,000	873,516
Wan Hai Lines Ltd.	134,000	200,429
Winbond Electronics Corp.	102,979	93,395
Wistron Corp.	236,000	687,590
Wiwynn Corp.	22,000	1,234,364
Yang Ming Marine Transport Corp.	135,000	181,642
Yuanta Financial Holding Co. Ltd.	2,735,185	2,275,747
Yulon Nissan Motor Co. Ltd.	9,000	54,651
		90,720,855
Thailand — 1.0%
Advanced Info Service PCL, NVDR	174,300	1,081,159
Charoen Pokphand Foods PCL, NVDR(a)	802,100	453,320
Com7 PCL, NVDR(a)	475,800	309,985
Delta Electronics Thailand PCL, NVDR	474,300	1,050,185
Kasikornbank PCL, NVDR	45,600	165,911
Krung Thai Bank PCL, NVDR	1,524,000	788,870
Krungthai Card PCL, NVDR	317,400	421,987
MK Restaurants Group PCL, NVDR	352,500	398,355
PTT Exploration & Production PCL, NVDR	94,500	405,660
SCB X PCL, NVS	128,100	361,549
Thai Life Insurance PCL(a)	1,826,200	505,698
TOA Paint Thailand PCL, NVDR	111,900	67,527
		6,010,206
Turkey — 1.1%
Akbank TAS	245,108	285,916
Anadolu Efes Biracilik Ve Malt Sanayii AS	229,948	881,465
BIM Birlesik Magazalar AS	90,015	960,972
Ford Otomotiv Sanayi AS	14,737	429,219
KOC Holding AS	205,958	1,007,917
Tofas Turk Otomobil Fabrikasi AS	108,551	896,270
Turk Telekomunikasyon AS(c)	259,559	214,837
Turk Traktor ve Ziraat Makineleri AS	22,164	530,012
Turkcell Iletisim Hizmetleri AS(c)	303,934	608,915
Turkiye Garanti Bankasi AS(a)	265,313	496,625
Yapi ve Kredi Bankasi AS	311,275	207,344
		6,519,492
United Arab Emirates — 2.2%
Abu Dhabi Islamic Bank PJSC	934,664	2,595,900
Abu Dhabi National Energy Co. PJSC	65,286	57,774
Abu Dhabi National Oil Co. for Distribution PJSC	1,332,630	1,378,877
Dubai Electricity & Water Authority PJSC	2,419,065	1,666,481
Emaar Properties PJSC	360,304	744,261
Emirates NBD Bank PJSC	171,912	823,856
Emirates Telecommunications Group Co. PJSC	194,166	1,021,439
Fertiglobe PLC	1,803,019	1,556,295
First Abu Dhabi Bank PJSC	164,936	616,172
International Holding Co. PJSC(c)	18,153	1,974,683
		12,435,738
Total Common Stocks — 98.4%
(Cost: $540,591,807)		567,208,941
Security	Shares	Value

Preferred Stocks

Brazil — 1.3%
Banco Bradesco SA, Preference Shares, NVS	178,907	$591,383
Cia. Energetica de Minas Gerais, Preference Shares, NVS	22,663	50,971
Gerdau SA, Preference Shares, NVS	288,526	1,280,827
Itau Unibanco Holding SA, Preference Shares, NVS	452,586	2,904,723
Petroleo Brasileiro SA, Preference Shares, NVS	337,868	2,464,997
		7,292,901
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	13,610	688,803

South Korea — 0.2%
Kumho Petrochemical Co. Ltd., Preference Shares	4,529	224,127
Samsung Electronics Co. Ltd., Preference Shares, NVS	14,218	637,839
		861,966
Total Preferred Stocks — 1.6%
(Cost: $7,599,206)		8,843,670

Total Long-Term Investments — 100.0%
(Cost: $548,191,013)		576,052,611

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(f)(g)(h)	3,940,286	3,942,256
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(f)(g)	3,880,000	3,880,000

Total Short-Term Securities — 1.3%
(Cost: $7,820,206)		7,822,256

Total Investments — 101.3%
(Cost: $556,011,219)		583,874,867

Liabilities in Excess of Other Assets — (1.3)%		(7,619,209)

Net Assets — 100.0%		$576,255,658

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,390,096	$—		$(11,449,466	)(a)	$1,185	$441	$3,942,256	3,940,286	$53,541	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,880,000	(a)	—		—	—	3,880,000	3,880,000	16,862		—
						$1,185	$441	$7,822,256		$70,403		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$93,561,698	$473,642,223	$5,020	$567,208,941
Preferred Stocks	7,292,901	1,550,769	—	8,843,670
Short-Term Securities
Money Market Funds	7,822,256	—	—	7,822,256
	$108,676,855	$475,192,992	$5,020	$583,874,867

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company